BLACKROCK FUND INVESTORS I
(IN LIQUIDATION)
================================================================================
SEMI-ANNUAL REPORT
JUNE 30, 1999 (UNAUDITED)

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999 (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS

Investment in BlackRock Asset Investors, at estimated
     fair value (cost $47,121,383) (Notes 1 and 3)                  $ 40,502,324
Repurchase agreement dated 06/30/99
     with State Street Bank and Trust, Co. 4.60% due 07/01/99,
     collateralized by $315,000 United States Treasury Note
     6.50% due 05/31/01 (market value $322,842)
     (repurchase proceeds $310,040) (cost $310,000)                     310,000
                                                                   ------------

     Total investments (cost $47,431,383)                            40,812,324
                                                                   ------------

Cash                                                                        412
Notes receivable (Note 4)                                                64,000
Interest receivable from BAI preferred shares                            21,191
Other assets                                                              3,244
                                                                   ------------

     Total assets                                                    40,901,171
                                                                   ------------
LIABILITIES

Master administration fee payable (Note 2)                              138,970
Notes payable (Note 4)                                                   64,000
Other accrued expenses                                                  145,279
                                                                   ------------

     Total liabilities                                                  348,249
                                                                   ------------
NET ASSETS                                                         $ 40,552,922
                                                                   ============

Net assets were comprised of:
     Shares of beneficial interest, at par (Note 5)                $      2,783
     Paid-in capital in excess of par                                47,169,198
                                                                   ------------
                                                                     47,171,981
     Net unrealized depreciation on investments                      (6,619,059)
                                                                   ------------

     Total net assets                                              $ 40,552,922
                                                                   ============

Net asset value per share                                          $     145.73
                                                                   ============

Total shares outstanding at end of period                          $ 278,283.29
                                                                   ============




--------------------------------------------------------------------------------

See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
================================================================================

NET INVESTMENT LOSS


Interest income (net of interest expense of $2,094)                $     8,059
                                                                   -----------

Expenses
     Master administration (Note 2)                                    138,970
     Directors                                                          31,000
     Professional services                                              17,000
     Transfer Agent                                                      3,000
     Miscellaneous                                                      12,210
                                                                   -----------

          Total expenses                                               202,180
                                                                   -----------
     Net investment loss                                              (194,121)
                                                                   -----------

REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS (NOTE 3)

Net realized gain on investments                                    11,899,638
Net change in unrealized depreciation on investments                (1,813,607)
                                                                   -----------

Net realized and unrealized gain                                    10,086,031
                                                                   -----------
NET INCREASE IN NET ASSETS
     RESULTING FROM OPERATIONS                                     $ 9,891,910
                                                                   ===========




--------------------------------------------------------------------------------

See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (UNAUDITED)
================================================================================

INCREASE (DECREASE) IN CASH

Cash flows used for operating activities:
     Dividends and interest received                            $     10,414
     Expenses paid                                                  (251,972)
                                                                ------------
     Net cash flows used for operating activities                   (241,558)
                                                                ------------

Cash flows provided by financing activities:
     Distributions received                                       29,931,573
     Distributions to shareholders                               (29,690,574)
                                                                ------------
     Net cash flows provided by financing activities                 240,999
                                                                ------------

Net decrease in cash                                                    (559)

Cash beginning of period                                                 971
                                                                ------------

Cash end of period                                              $        412
                                                                ============

RECONCILIATION OF NET INCREASE IN NET
     ASSETS RESULTING FROM OPERATIONS
     TO NET CASH FLOWS USED FOR
     OPERATING ACTIVITIES

Net increase in net assets resulting from operations            $  9,891,910
                                                                ------------

Increase in unrealized depreciation                                1,813,607
Net realized gain on investments                                 (11,899,638)
Decrease in other assets                                                 261
Decrease in other accrued expenses                                   (47,698)
                                                                ------------

     Total adjustments                                           (10,133,468)
                                                                ------------
Net cash flows used for operating activities                    $   (241,558)
                                                                ============





--------------------------------------------------------------------------------

See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
============================================================================================================================

                                                                      FOR THE SIX MONTHS            FOR THE YEAR ENDED
                                                                     ENDED JUNE 30, 1999            DECEMBER 31, 1998
                                                                    ----------------------        ----------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
     Net investment income (loss)                                        $   (194,121)                 $  4,472,223
     Net realized gain                                                     11,899,638                            --
     Net change in unrealized depreciation
          on investments                                                   (1,813,607)                     (597,238)
                                                                         ------------                  ------------

     Net increase in net assets resulting
          from operations                                                   9,891,910                     3,874,985
                                                                         ------------                  ------------

Dividends and distributions to shareholders from:
     Net investment income                                                         --                    (4,472,223)
     Net realized gain                                                    (11,705,517)                           --
     Return of capital                                                    (17,985,057)                  (24,620,850)
                                                                         ------------                  ------------

     Total dividends and distributions to shareholders                    (29,690,574)                  (29,093,073)
                                                                         ------------                  ------------

     Net decrease                                                         (19,798,664)                  (25,218,088)

NET ASSETS

Beginning of period                                                        60,351,586                    85,569,674
                                                                         ------------                  ------------

End of period                                                            $ 40,552,922                  $ 60,351,586
                                                                         ============                  ============




------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I (IN LIQUIDATION)
STATEMENTS OF FINANCIAL HIGHLIGHTS (UNAUDITED)

===================================================================================================================================
                                                          FOR THE SIX    FOR THE YEAR  FOR THE YEAR  FOR THE YEAR   MARCH 29, 1995*
                                                         MONTHS ENDED       ENDED         ENDED         ENDED          THROUGH
                                                           JUNE 30,      DECEMBER 31,  DECEMBER  31,  DECEMBER 31,    DECEMBER 31,
                                                            1999            1998           1997         1996             1995
                                                         -------------   -----------    ------------ ------------   -------------
PER SHARE OPERATING
     PERFORMANCE:

Net asset value, beginning of period                     $ 216.87        $ 307.49        $ 678.38      $ 684.36     $ 1,000.00
                                                         --------        --------        --------      --------     ----------
     Net investment income (loss) (a)                       (0.69)          16.07          201.41        207.34         (88.36)
     Net realized and unrealized gain (loss) (a)            36.24           (2.15)         (17.25)        30.04        (227.28)
                                                         --------        --------        --------      -------      ----------
     Net increase (decrease) from
          investment operations                             35.55           13.92          184.16        237.38        (315.64)
                                                         --------        --------        --------      --------     ----------

     Less dividends and distributions:
     Net investment income                                     --          (16.07)        (187.00)      (131.31)            --
     In excess of net investment income                        --              --              --         (7.16)            --
     Net realized gain                                     (42.06)             --              --        (17.09)            --
     Return of capital                                     (64.63)         (88.47)        (368.05)       (87.80)            --
                                                         --------        --------        --------      --------     ----------
                                                          (106.69)        (104.54)        (555.05)      (243.36)            --
                                                         --------        --------        --------      --------     ----------
Net asset value, end of period                           $ 145.73        $ 216.87        $ 307.49      $ 678.38     $   684.36
                                                         ========        ========        ========      ========     ==========

TOTAL INVESTMENT RETURN (B)                                16.39%           4.53%          27.15%        53.11%       (31.56)%

RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                                0.71% (c)       0.83%           0.65%         1.55%          7.73%(c)
Net investment income (loss) (d)                            (0.68)(c)       5.78%          30.14%        29.24%        (7.73)%(c)

SUPPLEMENTAL DATA:
Average net assets (in thousands)                         $57,829         $77,424        $176,208      $ 71,295     $   15,573
Portfolio turnover                                             --              --              --            --             --
Net assets, end of period (in thousands)                  $40,553         $60,352         $85,570      $126,102     $   34,317

--------------------------------------------------------------------------------------------------------------------------------

  *  Commencement of investment operations.
(a)  Calculated based on average shares.
(b) The Fund is not a publicly traded entity, therefore, total investment return is calculated assuming a purchase of a common share at net asset value per share on the first day and a sale at net asset value per share on tha last day of the period reported. Total investment return for periods of less than one full year are not annualized.
(c)  Annualized.
(d) The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.21% and (0.20)%, respectively, for the six months ended June 30, 1999. The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.33% and 2.29%, respectively, for the year ended December 31, 1998. The ratio of expenses and net investment income to total investor capital commitments of $194,950,055 on an annualized basis is 0.58% and 27.24%, respectively, for the year ended December 31, 1997. The ratio of expenses and net investment income to total investor capital commmitments of $194,950,055 on an annualized basis is 0.57% and 10.69%, respectively, for the year ended December 31, 1996. The ratio of expenses and net investment loss to total investor capital commitments of $194,950,055 on an annualized basis is 0.62% and (0.62)%, respectively, for the year ended December 31, 1995.

     Contained above is the unaudited operating performance based on an average share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data, for the period indicated. This information has been determined based upon financial information provided in the financial statements.


See Notes to Financial Statements.

BLACKROCK FUND INVESTORS I  (IN LIQUIDATION)
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


================================================================================
NOTE 1.       ORGANIZATION AND ACCOUNTING POLICIES

     BlackRock Fund Investors I ("Fund I") is a non-diversified closed-end investment company organized as a Delaware business trust. Fund I invests all of its investable assets in BlackRock Asset Investors ("BAI" or the "Trust") which is a Delaware business trust registered under the Investment Company Act of 1940 as a non-diversified closed-end investment company and has the same investment objective as Fund I. The value of Fund I's investment in BAI reflects Fund I's proportionate interest in the net assets of BAI. The performance of Fund I is directly affected by the performance of BAI. The financial statements of BAI are included in this report and should be read in conjunction with Fund I's financial statements.
     The Board of Trustees of Fund I ("Trustees") approved a plan of liquidation ("Plan") on September 18, 1997 which was adopted by the shareholders on October 3, 1997 ("Adoption Date"). The Plan term runs two years from the Adoption Date. The Plan requires the Trustees to oversee the complete and orderly liquidation of Fund I and wind-up the Trust. Any remaining assets and liabilities may be deposited in a voting trust at any time before the end of the Plan term. The liquidation of Fund I in accordance with the Plan, will result in distributions paid subsequent to the Adoption Date being characterized for tax purposes first as a return of capital until a shareholder's basis is reduced to zero, and then as capital gain. The character of distributions paid subsequent to the Adoption Date are determined in accordance with income tax regulations which may differ from Generally Accepted Accounting Principals
     The following is a summary of significant accounting policies followed by Fund I.

SECURITIES VALUATION: Fund I's interest in BAI common shares is valued by Fund I at its proportionate interest in the net asset value of BAI (approximately 35% at June 30, 1999). Fund I also holds 532.44 BAI preferred shares which are valued at cost ($266,220). Valuation of securities by BAI is discussed in Note 1 of BAI's Notes to Consolidated Financial Statements which are included elsewhere in this report.
     Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase was 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.
     In connection with transactions in repurchase agreements, the custodian for Fund I takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked to market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Fund I may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and Fund I amortizes premium or accretes discount on securities purchased using the interest method. Dividends and distributions received from BAI are recorded based on the character of the dividend or distribution received.

TAXES: It is Fund I's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.
     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

MASTER ADMINISTRATION, ADMINISTRATION AND OTHER EXPENSES: Master administration and other expenses are recorded on the accrual basis.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

NOTE 2.       AGREEMENTS

     Fund I has a Master Administration Agreement with BlackRock Financial Management, Inc. (the "Master Administrator ") which provides that during the Commitment Period the Trust will pay to the Master Administrator for its services (which are solely administrative in nature) a semi-annual fee, in arrears, in an amount equal to .50% of the aggregate Capital Commitments, on an annualized basis. Subsequent to the Commitment Period, the semi-annual fee payable in arrears to the Master Administrator is .50% of the weighted average capital invested during the relevant period on an annualized basis.
     Fund I has also entered into an Administration Agreement with State Street Bank and Trust Company ("State Street"). For its services under the Administration Agreement, State Street receives no fees from Fund I.
     Pursuant to the agreements, the Master Administrator provides various administrative services, provides office space and pays the compensation of officers of Fund I, who are affiliated persons of the Master Administrator. State Street pays occupancy and certain clerical and accounting costs of Fund I. Fund I bears all other costs and expenses.
      Certain trustees of BAI and Fund I, who are not interested parties, are paid a fee, which is split ratably between BAI, Fund I, BlackRock Fund Investors II and BlackRock Fund Investors III, for their services in the amount of $40,000 each on an annual basis plus telephonic meeting fees not to exceed $500 annually and certain out-of-pocket expenses.

NOTE 3.       PORTFOLIO SECURITIES

     For the six months ended June 30, 1999, there were no purchases or sales of investment securities, other than short-term investments. The federal income tax basis of the investments at June 30, 1999 was substantially the same as the basis for financial reporting.

NOTE 4.       NOTES

     Fund I holds a note with a principal amount of $64,000 from BAI. The note pays interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by Fund I and due on dissolution of BAI.
     Fund I has issued and sold notes in the aggregate principal amount of $64,000 paying interest at a per annum rate of 2.50% over the yield of the one-year constant maturity Treasury, redeemable annually by the holder and due on dissolution of Fund I.

TRUSTEES
Laurence D. Fink, CHAIRMAN
John C. Deterding
Donald G. Drapkin
Wesley R. Edens
Charles Froland
James Grosfeld
Laurence E. Hirsch
Thomas Ruggels
Kendrick R. Wilson, I

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Wesley R. Edens, CHIEF OPERATING OFFICER
Robert I. Kauffman, MANAGING DIRECTOR
Randal A. Nardone, MANAGING DIRECTOR AND ASSISTANT SECRETARY
Erik P. Nygaard, MANAGING DIRECTOR
Henry Gabbay, TREASURER
Susan L. Wagner, SECRETARY
James Kong, ASSISTANT TREASURER

MASTER ADMINISTRATOR
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY  10154

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
Two Heritage Drive
North Quincy, MA  02171

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY  10281-1431

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY  10022






The accompanying financial statements as of June 30, 1999 were not audited and, accordingly, no opinion is expressed on them.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares.

BLACKROCK FUND INVESTORS I
Two Heritage Drive
North Quincy, MA  02171